Exhibit 99.1

Nissan Auto Lease Trust 2019-A

Asset-Backed Notes

Sample Lease Agreed-Upon Procedures

Report To:

Nissan Auto Leasing LLC II

Nissan Motor Acceptance Corporation

29 March 2019

Ernst & Young LLP 5 Times Square New York, NY 10036-6530	Tel: +1 212 773 3000 Fax: +1 212 773 6350 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Nissan Auto Leasing LLC II

Nissan Motor Acceptance Corporation

One Nissan Way

Franklin, Tennessee 37067

Re:	Nissan Auto Lease Trust 2019-A (the “Issuing Entity”)
Asset-Backed Notes (the “Notes”)
Sample Lease Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by Nissan Auto Leasing LLC II (the “Depositor”), Nissan Motor Acceptance Corporation (the “Sponsor”), Citigroup Global Markets Inc. (“Citi”), SG Americas Securities, LLC (“SG Americas”), SMBC Nikko Securities America, Inc. (“SMBC”) and Lloyds Securities Inc. (“Lloyds,” together with the Depositor, Sponsor, Citi, SG Americas and SMBC, the “Specified Parties”), solely to assist the Depositor with respect to certain information relating to a pool of motor vehicle retail closed-end leases (the “Leases”) and the corresponding leased vehicles and assets relating to the Issuing Entity’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Sponsor, on behalf of the Depositor, provided us with:

a.	Electronic data files:

i.

Labeled “BANKFILE01_P5038_D030919.txt” and the corresponding record layout and decode information (the “Initial Preliminary Data File”) that the Sponsor, on behalf of the Depositor, indicated contains information relating to certain motor vehicle retail closed-end leases (the “Preliminary Leases”) as of 28 February 2019 (the “Preliminary Cutoff Date”) that are expected to be representative of the Leases and

ii.

Labeled “NALT 2019-A Auto Decision File.xlsx” (the “Preliminary Auto Decision Data File,” together with the Initial Preliminary Data File, the “Provided Preliminary Data Files”) that the Sponsor, on behalf of the Depositor, indicated contains information relating to the approval type for each Preliminary Lease as of the Preliminary Cutoff Date,

b.	Imaged copies of:

i.	The motor vehicle lease agreement and accompanying dealer lease worksheet, correction notice or other related documents (collectively and as applicable, the “Contract”),

ii.	Certain printed screen shots and payment histories from the Sponsor’s lease servicing system (collectively, the “System Screen Shots”) and

iii.

The certificate of title, application for certificate of ownership or other related documents (collectively and as applicable, the “Title,” together with the Contract and System Screen Shots, the “Source Documents”)

that the Sponsor, on behalf of the Depositor, indicated relate to each Sample Lease (as defined in Attachment A), as applicable,

c.	The list of relevant characteristics (the “Sample Characteristics”) on the Preliminary Data File (as defined in Attachment A), which is shown on Exhibit 1 to Attachment A, and

d.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing, observing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Provided Preliminary Data Files, Source Documents, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Preliminary Data File. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Provided Preliminary Data Files, Source Documents or any other information provided to us by the Sponsor, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to (a) the existence of the Preliminary Leases or Leases, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Sponsor, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or

b.	Making any findings with respect to:

i.	Whether the origination of the Leases conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria or other requirements,

ii.	The value of the collateral securing the Leases,

iii.	Whether the originator of the Leases complied with federal, state or local laws or regulations or

iv.

Any other factor or characteristic of the Leases that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

29 March 2019

Attachment A

Procedures performed and our associated findings

1.

As instructed by the Sponsor, on behalf of the Depositor, we randomly selected a sample of 125 Preliminary Leases from the Initial Preliminary Data File (the “Sample Leases”). For the purpose of this procedure, the Sponsor, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of Sample Leases or the methodology they instructed us to use to select the Sample Leases from the Initial Preliminary Data File.

For the purpose of the procedures described in this report, the 125 Sample Leases are referred to as Sample Lease Numbers 1 through 125.

2.

As instructed by the Sponsor, on behalf of the Depositor, we appended the information for each Preliminary Lease on the Initial Preliminary Data File with the corresponding approval type, as shown on the Preliminary Auto Decision Data File. The Initial Preliminary Data File, as adjusted, is hereinafter referred to as the “Preliminary Data File.”

3.	For each Sample Lease, we:

a.

Compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Preliminary Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Source Documents, subject to the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, described in the notes to Exhibit 1 to Attachment A. The Source Document(s) that we were instructed by the Sponsor, on behalf of the Depositor, to use for each Sample Characteristic are shown on Exhibit 1 to Attachment A. Except for the information shown on Exhibit 2 to Attachment A, all such compared information was in agreement.

b.

Observed that the corresponding Contract contained a signature in the lessee signature section of such Contract. We performed no procedures to determine the validity of the signature contained in the lessee signature section of such Contract.

c.

Observed that Nissan-Infiniti LT, NILT, Inc. (“NILT”) or an entity or subsidiary of Nissan-Infiniti LT or NILT was the named lien holder or owner on the Title, or that the lien holder or owner had assigned the motor vehicle securing the Sample Lease to Nissan-Infiniti LT, NILT or an entity or subsidiary of Nissan-Infiniti LT or NILT on the Title, as applicable.

Exhibit 1 to Attachment A Page 1 of 3

Sample Characteristics and Source Documents

Sample Characteristic	Preliminary Data File Field Name	Source Document(s)	Note(s)

Lease number	LSE-NUM	System Screen Shots	i.

Vehicle model year	VEH-YR	Contract and System Screen Shots

Vehicle make	VEH-MAKE	Contract and System Screen Shots

Vehicle model	VEH-MODEL	Contract and System Screen Shots

Vehicle age classification (new/used)	NEW-USED-CODE	Contract

Monthly base payment amount	PMT-BASE-RENT	Contract and System Screen Shots	ii.

Original term to maturity	PMT-ORG-NBR	Contract and System Screen Shots

Adjusted capitalized cost	AMT-CAP-COST	Contract	ii.

Contract residual value	AMT-RES-EOT	Contract

Adjusted manufacturer’s suggested retail price	ADJ-MSRP	Contract or System Screen Shots	iii.

Lease rate (money factor)	LSE-RATE	Contract or System Screen Shots	iv.

E-contract (Y/N)	E-CONTRACT	Contract

VIN	VIN	Contract, System Screen Shots and Title

Paid thru date	LSE-PAID-TO-DATE	(a) System Screen Shots or (b) System Screen Shots and Contract	v., vi., vii.

Maturity date	DATE-MATURE	System Screen Shots

Remaining term to maturity	PMT-REM	(a) System Screen Shots or (b) System Screen Shots and recalculation	v., viii.

Product type	PROD-TYPE	System Screen Shots

FICO score	FICO-CREDIT-SCORE	System Screen Shots

Customer borrower state	CUST-STATE	System Screen Shots

Approval type	Auto Decision	System Screen Shots

Original first payment date	FIRST-DUE-DATE	System Screen Shots

Exhibit 1 to Attachment A Page 2 of 3

Notes:

i.	For identification purposes only.

ii.	For the purpose of comparing the indicated Sample Characteristics for each Sample Lease, the Sponsor, on behalf of the Depositor, instructed us to ignore differences of +/- $1.00 or less.

iii.

For the purpose of comparing the adjusted manufacturer’s suggested retail price Sample Characteristic for each Sample Lease (except for Sample Lease Numbers 79 and 91), the Sponsor, on behalf of the Depositor, instructed us to use the Contract as the Source Document.

For the purpose of comparing the adjusted manufacturer’s suggested retail price Sample Characteristic for Sample Lease Numbers 79 and 91, the Sponsor, on behalf of the Depositor, instructed us to use the System Screen Shots as the Source Document.

iv.	For the purpose of comparing the lease rate (money factor) Sample Characteristic for each Sample Lease (except for Sample Lease Number 19), the Sponsor, on behalf of the Depositor, instructed us to:

a.	Use the Contract as the Source Document and

b.	Round the lease rate (money factor), as shown on the Contract, to the fifth decimal place (XX.XXXXX).

For the purpose of comparing the lease rate (money factor) Sample Characteristic for Sample Lease Number 19, the Sponsor, on behalf of the Depositor, instructed us to use the System Screen Shots as the Source Document.

v.

The Sponsor, on behalf of the Depositor, indicated that certain of the System Screen Shots contained account activity which occurred after the Preliminary Cutoff Date. For the purpose of comparing the indicated Sample Characteristics for each Sample Lease, the Sponsor, on behalf of the Depositor, instructed us to only consider account activity shown on the System Screen Shots which occurred on or prior to the Preliminary Cutoff Date.

vi.

For the purpose of comparing the paid thru date Sample Characteristic for each Sample Lease (except for Sample Lease Number 13), the Sponsor, on behalf of the Depositor, instructed us to use the payment history information, as shown on the System Screen Shots, and in accordance with note v., to determine the paid thru date.

For the purpose of comparing the paid thru date Sample Characteristic for Sample Lease Number 13, the Sponsor, on behalf of the Depositor, instructed us to use the payment history information, as shown on the System Screen Shots, and in accordance with note v., to determine the month and year of the paid thru date and to use the day of the due date, as shown on the Contract, as the day of the paid thru date.

Exhibit 1 to Attachment A Page 3 of 3

Notes: (continued)

vii.

For the purpose of comparing the paid thru date Sample Characteristic for each Sample Lease, the Sponsor, on behalf of the Depositor, instructed us to only consider payments greater than or equal to 93% of the monthly base payment amount, all as shown on the System Screen Shots, and in accordance with note v.

viii.

For the purpose of comparing the remaining term to maturity Sample Characteristic for each Sample Lease (except for Sample Lease Numbers 13, 45, 47, 49, 62, 63, 68, 70, 71, 90, 97, 106, 110 and 124), the Sponsor, on behalf of the Depositor, instructed us to use the System Screen Shots as the Source Document, and in accordance with note v.

For the purpose of comparing the remaining term to maturity Sample Characteristic for Sample Lease Numbers 13, 45, 47, 49, 62, 63, 68, 70, 71, 90, 97, 106, 110 and 124, the Sponsor, on behalf of the Depositor, instructed us to recalculate the remaining term to maturity by subtracting the:

a.	Number of billed monthly base payments prior to the Preliminary Cutoff Date from

b.	Original term to maturity,

both as shown on the System Screen Shots.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, that are described in the notes above.

Exhibit 2 to Attachment A

Sample Characteristic Differences

Sample Lease Number	Sample Characteristic	Preliminary Data File Value	Source Document Value
50	Vehicle model	Pathfinder	Rogue AWD
124	Paid thru date	3/17/2019	2/17/2019

Note:

The vehicle model Sample Characteristic for Sample Lease Number 50, as shown on the Preliminary Data File, agreed to the vehicle model, as shown on the System Screen Shots, but did not agree to the vehicle model, as shown on the Contract.